Pension Plans and Other Postretirement Benefit Plans - Summary of presents estimated future fiscal year benefit payments for the Pension Plans and Postretirement Plan (Details) - MSGE SPINCO, INC [Member]
$ in Thousands
Jun. 30, 2022 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal year ending June 30, 2023	$ 11,291
Fiscal year ending June 30, 2024	8,323
Fiscal year ending June 30, 2025	8,030
Fiscal year ending June 30, 2026	8,638
Fiscal year ending June 30, 2027	8,802
Fiscal years ending June 30, 2028 — 2032	44,197
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal year ending June 30, 2023	370
Fiscal year ending June 30, 2024	320
Fiscal year ending June 30, 2025	304
Fiscal year ending June 30, 2026	280
Fiscal year ending June 30, 2027	228
Fiscal years ending June 30, 2028 — 2032	$ 950